Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Income Tax Expense Benefit Abstract
Continuing operations	$ (17,899)	$ 1,728	$ 5,260	$ 15,233
Discontinued operations	2,756	2,756	3,335	2,756
Total	$ (15,143)	$ 4,484	$ 8,595	$ 17,989